Note 4 - Loans and Allowance for Loan Losses (Details) - Related Party Loans $ in Thousands	12 Months Ended
Dec. 31, 2014 USD ($)
Related Party Loans [Abstract]
Beginning balance	$ 6,549
New loans	10,612
Payments	(8,507)
Ending balance	$ 8,654